RELATED PARTY TRANSACTIONS (Details 1) (USD $)	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Partnership Management Fees Paid [Line Items]
Fund management fees paid	$ 8,479,487	$ 6,793,224
Series Twenty [Member]
Partnership Management Fees Paid [Line Items]
Fund management fees paid	628,402	288,000
Series Twenty One [Member]
Partnership Management Fees Paid [Line Items]
Fund management fees paid	79,000	75,000
Series Twenty Two [Member]
Partnership Management Fees Paid [Line Items]
Fund management fees paid	90,375	228,294
Series Twenty Three [Member]
Partnership Management Fees Paid [Line Items]
Fund management fees paid	18,900	62,750
Series Twenty Four [Member]
Partnership Management Fees Paid [Line Items]
Fund management fees paid	2,560,095	321,742
Series Twenty Five [Member]
Partnership Management Fees Paid [Line Items]
Fund management fees paid	47,508	990,767
Series Twenty Six [Member]
Partnership Management Fees Paid [Line Items]
Fund management fees paid	707,356	2,347,666
Series Twenty Seven [Member]
Partnership Management Fees Paid [Line Items]
Fund management fees paid	1,764,059	801,000
Series Twenty Eight [Member]
Partnership Management Fees Paid [Line Items]
Fund management fees paid	1,148,270	381,775
Series Twenty Nine [Member]
Partnership Management Fees Paid [Line Items]
Fund management fees paid	231,631	50,000
Series Thirty [Member]
Partnership Management Fees Paid [Line Items]
Fund management fees paid	0	98,000
Series Thirty One [Member]
Partnership Management Fees Paid [Line Items]
Fund management fees paid	50,000	123,230
Series Thirty Two [Member]
Partnership Management Fees Paid [Line Items]
Fund management fees paid	1,449	100,000
Series Thirty Three [Member]
Partnership Management Fees Paid [Line Items]
Fund management fees paid	0	75,000
Series Thirty Four [Member]
Partnership Management Fees Paid [Line Items]
Fund management fees paid	0	0
Series Thirty Five [Member]
Partnership Management Fees Paid [Line Items]
Fund management fees paid	0	0
Series Thirty Six [Member]
Partnership Management Fees Paid [Line Items]
Fund management fees paid	1,000,000	50,000
Series Thirty Seven [Member]
Partnership Management Fees Paid [Line Items]
Fund management fees paid	0	100,000
Series Thirty Eight [Member]
Partnership Management Fees Paid [Line Items]
Fund management fees paid	0	100,000
Series Thirty Nine [Member]
Partnership Management Fees Paid [Line Items]
Fund management fees paid	0	50,000
Series Forty [Member]
Partnership Management Fees Paid [Line Items]
Fund management fees paid	0	0
Series Forty One [Member]
Partnership Management Fees Paid [Line Items]
Fund management fees paid	52,000	25,000
Series Forty Two [Member]
Partnership Management Fees Paid [Line Items]
Fund management fees paid	50,000	150,000
Series Forty Three [Member]
Partnership Management Fees Paid [Line Items]
Fund management fees paid	0	25,000
Series Forty Four [Member]
Partnership Management Fees Paid [Line Items]
Fund management fees paid	0	25,000
Series Forty Five [Member]
Partnership Management Fees Paid [Line Items]
Fund management fees paid	50,442	225,000
Series Forty Six [Member]
Partnership Management Fees Paid [Line Items]
Fund management fees paid	$ 0	$ 100,000